Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	PayPal Holdings, Inc.
Entity Central Index Key	0001633917
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36859
Entity Tax Identification Number	47-2989869
Entity Address, Address Line One	2211 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	967-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	PYPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false